GOODWILL	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Balance at beginning of period	$4,988	$5,702
Acquisitions through business combinations	—	24
Impairment losses	—	(661)
Foreign currency translation	30	(77)
Balance at end of period	$5,018	$4,988